RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets

	Note	Buildings	Vehicles and equipment	Total
Balance, at March 31, 2022		$69,505	$11,784	$81,289
Additions		22,514	8,322	30,836
Amortization		(17,541)	(6,519)	(24,060)
Acquisition of subsidiaries	5	3,059	510	3,569
Exchange and other adjustments		2,343	235	2,578
Balance, at March 31, 2023		$79,880	$14,332	$94,212
Additions		25,411	12,567	37,978
Amortization		(21,596)	(8,060)	(29,656)
Acquisition of subsidiaries	5	4,184	1,362	5,546
Exchange and other adjustments		(2,291)	(128)	(2,419)
Balance, at March 31, 2024		$85,588	$20,073	$105,661

Disclosure of quantitative information about lease liabilities

	Note	2024	2023
Balance, at April 1		$97,249	$82,820
Additions		37,978	30,836
Interest		5,473	4,016
Payments		(31,553)	(24,999)
Acquisition of subsidiaries	5	6,560	3,640
Exchange and other adjustments		(4,328)	936
Balance, at March 31		$111,379	$97,249
Less: current portion		27,571	23,994
		$83,808	$73,255

Disclosure of maturity analysis of finance lease payments receivable
The annual lease obligations for the next five years and thereafter are as follows:

As at	March 31, 2024
Less than one year	$31,066
One - two years	25,068
Two - three years	19,337
Three - four years	12,460
Four - five years	9,685
Due in over five years	30,234
Total undiscounted lease liabilities	$127,850